Financial liabilities - Schedule of Changes in Financial Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Changes In Financial Liabilities
Total current financial liabilities	€ 4,735	€ 4,924
Total non-current financial liabilities	46,505	45,978
Total financial liabilities	51,240	50,902
Lease liabilities
Disclosure Of Changes In Financial Liabilities
Total current financial liabilities	1,247	1,261
Total non-current financial liabilities	2,385	2,969
Conditional advances
Disclosure Of Changes In Financial Liabilities
Total current financial liabilities	535	689
Total non-current financial liabilities	759	1,258
PGE loans | Long-term borrowings
Disclosure Of Changes In Financial Liabilities
Total current financial liabilities	2,522	2,543
Total non-current financial liabilities	307	1,547
EIB Loan | Long-term borrowings
Disclosure Of Changes In Financial Liabilities
Total current financial liabilities	430	430
Total non-current financial liabilities	€ 43,054	€ 40,204